Leases (Tables)	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Schedule of Carrying Amounts of Right-to-Use Assets

Carrying amounts of right-to-use assets and change during the period:

Office lease
USD thousands
Balance as of January 1, 2024	316
Depreciation on right-to-use assets	(152)
Balance as of December 31, 2024	164

Balance as of January 1, 2023	467
Depreciation on right-to-use assets	(151)
Balance as of December 31, 2023	316

Schedule of Maturity Analysis of the Company's Lease Liabilities

Maturity analysis of the Company’s lease liabilities

	December 31,	December 31,
	2024	2023
	USD thousands	USD thousands
Less than one year	183	188
One to two years	-	188

Total	183	376

Current maturities of lease liability	183	188

Long-term lease liability	-	163

Schedule of Amounts Recognized in Profit or Loss	Amounts recognized in profit or loss
	2024	2023
	USD thousands	USD thousands
Interest expenses on lease liability	23	37